21. Provisions for pensions and similar obligations (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post Employment Plans [Abstract]
Experience Plan	R$ (807,895)	R$ (446,444)	R$ (803,717)
Changes in Financial Assumptions	85,634	(2,615,119)	(871,176)
Changes in Financial Demographic	0	1,228	0
Gain (Loss) Actuarial - Obligation	(722,261)	(3,060,335)	(1,674,893)
Return on Investment, Return Unlike Implied Discount Rate	2,994,598	2,624,960	1,344,089
Gain (Loss) Actuarial - Asset	2,994,598	2,624,960	1,344,089
Changes in Surplus / Deficit Uncollectible	R$ (1,318,382)	R$ (164,428)	R$ 117,320